PROMISSORY NOTES, RELATED PARTY (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Outstanding promissory notes	$ 52,942	$ 277,942
OIfficer and Director [Member]
Outstanding promissory notes	23,000
Amount of promissory notes repaid	15,000	0
Preferred stock
Accrued interest	12,000
Outstanding principal	$ 210,000